BRIDGES INVESTMENT FUND, INC.


                                 FIRST QUARTER


                                      1999








                               CONTENTS OF REPORT


      PAGES 1 - 6        SHAREHOLDER LETTER

      EXHIBIT 1 PORTFOLIO TRANSACTIONS FROM JANUARY 1, 1999, THROUGH MARCH 31, 1999

      EXHIBIT 2          QUARTER-TO-QUARTER CHANGES IN FINANCIAL DATA

      EXHIBIT 3          REPORTS TO STOCKHOLDERS OF MANAGEMENT COMPANIES


      PAGES F1-F14       UNAUDITED FINANCIAL STATEMENTS FOR THE
                         THREE MONTHS ENDED MARCH 31, 1999






      THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE SHAREHOLDERS
     OF BRIDGES INVESTMENT FUND, INC. AND IS UNDER NO CIRCUMSTANCES TO BE CONSTRUED AS AN OFFERING OF SHARES OF THE FUND. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY INQUIRY TO THE FUND'S OFFICE.

                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors

                    Frederick N. Backer
                    Edson L. Bridges II
                    Edson L. Bridges III
                    N. P. Dodge, Jr.
                    John W. Estabrook
                    Jon D. Hoffmaster
                    John J. Koraleski
                    Roger A. Kupka
                    Gary L. Petersen
                    John T. Reed
                    Roy A. Smith
                    Janice D. Stoney
                    L.B. Thomas
                    John K. Wilson




                                    Officers

                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III _ President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer





                                    Auditor

                              KPMG Peat Marwick LLP
                              Two Central Park Plaza
                              Suite 1501
                              Omaha, Nebraska 68102-1617





                               Corporate Counsel

                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102

                                                        April 19, 1999

Dear Shareholder:

Investment Results

     Bridges Investment Fund, Inc. had a total return of 6.95% during the First Quarter of 1999 based on a year-end 1998 net asset value of $34.26 per share and a March 31, 1999, net asset value of $36.64 per share. On a trailing 12-month basis for the period ending March 31, Bridges Investment Fund had a total return of 22.64%. By comparison, the S&P 500 had total returns of 4.98% for the First Quarter and 18.47% for the trailing 12 months ended March 31, 1999.

     In a continuation of many of the investment themes of 1998, the Fund benefited in the First Quarter from relative price strength in the large cap growth stock sector of the equity market. Investors continued to funnel capital toward those companies which offer the potential of above-average, long-term earnings growth. Strong investment performance during the quarter was found in a handful of stocks; the vast majority of equities underperformed the S&P 500 during the quarter, which itself continued to be dominated by a select few issues with very large market capitalizations. By April 15, 78.5% of publicly traded common stocks in the U.S. were underperforming the S&P 500 by more than 15% on a trailing 12-month basis, the highest level ever. Further, as of April 15, fully 80% of NASDAQ stocks were down more than 20% in price from their 52-week highs, while 64% of New York Stock Exchange stocks were down more than 20% from their 52-week highs. By comparison, only 43% of the stocks in the S&P 500 were down in excess of 20% from their 52-week highs.

     In this difficult operating environment for stock selection, the Fund's equities had a total return of 8.10% during the First Quarter versus a 4.98% total return for the S&P 500. That's the good news. The bad news is that the relatively strong price performance of the Fund's equities over the past three and 12-month periods has carried valuations to very high historical levels. As such, we will look for opportunities to pare positions in those equities which traded at valuation levels that we may believe to be unsustainable. While this approach has tended to diminish returns in the short run over the past 12 months, we believe it may prove to be a rewarding risk control measure over the remainder of 1999, which we expect to be volatile given the currently elevated valuation levels enjoyed by many stocks.

Shareholder Letter                        2                   April 19, 1999


     The following table summarizes the ten largest equity holdings of the Fund as of March 31, 1999, and includes some salient performance and valuation data:




                                                                EPS                   EPS
                                                 %     %        5Yr                   LT
                         3/31/99  %       %      Tot   Tot      Hist                  Ftr
No. of                   Market  of      Tot     Ret   Ret      Gr      P/E    P/E    Gr
Shares     Company       Value   Equiy   Asst    QTD   12 Mo    Rate    1999   2000   Rate
30,000   GAP          2,019,375  4.4    3.8     20.0  124.8     27     41.0    34.2    18
20,000   Microsoft    1,792,500  3.9    3.4     29.2  100.3     42     67.9    59.4    25
30,000   Freddie Mac  1,719,375  3.7    3.3    -10.8   21.9     16     20.8    18.1    15
11,000   Capital One  1,661,000  3.6    3.1     31.4   91.8     17     29.4    23.7    20
16,000   Merck        1,282,000  2.8    2.4      9.0   26.6     15     32.7    28.9    14
10,000   Intel        1,188,750  2.6    2.2      0.3   52.5     26     25.4    21.8    20
13,000   MCI WorldCom 1,151,313  2.5    2.2     23.4  105.7     24     45.0    31.4    30
18,000   Home Depot   1,120,500  2.4    2.1      1.8   84.5     24     47.2    38.2    23
 7,000   Amer.Online  1,029,000  2.2    1.9     89.5  760.8    131    432.0   283.0    50
 8,000   EMC          1,022,000  2.2    1.9     50.3  237.9     27     64.5    49.3    30



     Portfolio changes in the Fund during the quarter generally fell into one of three themes. First, we sold or trimmed positions where fundamentals appeared to deteriorate and/or where valuations had expanded to the point where some profit taking seemed prudent. On the buy side, purchases were made in equities where strong fundamental stories continued to improve (Capital One, America Online, Vodafone, and QUALCOMM) and in stocks where we sought to broaden our exposure in sectors which have strong fundamentals through companies that complimented existing holdings in the portfolio (E*Trade, i2 Technologies, and At Home). The bulk of the purchases in equities during the quarter was concentrated in the technology, telecommunications, and financial services sectors, which we continue to believe have significant growth potential over the long run.

     As we discussed in the Shareholder Letter for year-end 1998, we anticipate that 1999 could be the most difficult year for equity investors since 1990 for a variety of reasons. Valuation levels are very high by historical levels.
Investor speculation and complacency are widespread as evidenced by the gargantuan valuations placed on internet-related companies, many of which have business models which do not call for corporate profitability for years. Earnings growth continues to be difficult to come by. In view of these factors, we continue to expect that 1999 will be marked by significant equity price volatility. In an economic environment characterized by intense global competition, however, we remain very constructive on the outlook for common stocks and would tend to view sharp price declines in companies with strong business franchises as opportunities to invest capital on a favorable long-term basis. We will seek to approach 1999 opportunistically, looking to reduce equity exposure when equity valuation levels are high and increasing it when more favorable equity valuation levels exist.

     Longer term, we will continue to seek to invest in those companies which we believe offer the best combination of earnings and cash flow growth and reasonable valuation characteristics. We appreciate your confidence in our approach to investing and your patience during the inevitable difficult periods that may lie ahead.


Shareholder Letter                       3                 April 19, 1999



Financial Statements

     The Fund's unaudited financial statements, appearing on pages F-1 through F-14, provide the Schedule of Portfolio Investments, the Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, and the Notes to Financial Statements as of March 31, 1999. These presentations comprise our basic report to you. In addition, please refer to Exhibits 1 and 2 for information about the Fund's portfolio transactions for this First Quarter of 1999 and for the Fund's historical information with respect to net assets, shares outstanding, net asset value per share, dividends, and capital gains distributions.

Required Reports

     Rule 30d-1(6) of the General Rules and Regulations under the Investment Company Act of 1940, as promulgated by the Securities and Exchange Commission, required certain reports to stockholders with respect to any matter that was submitted to a shareholder vote during the period covered by the shareholder report. The 1999 Annual Meeting of Shareholders of the Fund was held on February 16, 1999. The information that is required to be reported to you with respect to this meeting appears in Exhibit 3, attached hereto. A similar presentation will be made each time there is an annual or special meeting, and, in the instance of this report, the same information will be published again in January, 2000, within the Annual Shareholder Report for 1999 to fulfill certain requirements in connection with the solicitation of proxies for the next Annual Meeting of Shareholders.

Cash Distribution

     On April 13, 1999, the Board of Directors declared a $.075 per share dividend on shares of capital stock that were outstanding on April 13, 1999 -- the record date for this income distribution. This dividend amount will be payable on or about April 19, 1999. This dividend is payable from net investment income earned during the January-March, 1999 Quarter.

Prospectus

     This letter transmits the 1999 edition of the Fund's Prospectus that will become effective today, April 19, 1999. The Prospectus is Part A of a three segment filing with the Securities and Exchange Commission in Washington, D.C. Part B is the Statement of Additional Information, and Part C contains Other Information. The Fund will mail only Part A with this letter. Please notify Mrs. Mary Ann Mason, Secretary of the Fund, if you wish to receive Part B and/or Part C, and she will mail copies of the 1999 revisions in these documents to you. The Annual Report for 1998 could be considered an integral part of the Prospectus offering for 1999. Each shareholder has been mailed or personally received an Annual Report for 1998 with their proxy statement in January, 1999, or when he or she made an original purchase transaction in the Fund subsequent to the January 25, 1999, date of issuance for that report. Any person who desires another copy of the Annual Report for 1998 should request that document from Mrs. Mason. This document will be made available without cost to the requester.



Shareholder Letter                        4                 April 19, 1999


Other Comments and Business Plans

     Registration -- Throughout the 36 year history of our Fund, the capital stock has been registered for sale only in the State of Nebraska. The shares offered to the public have been made upon inquiry based upon individual initiative or by referral of a staff member from our investment counsel practice. The Fund and its investment manager have prospered in relative obscurity on purpose. The manager's focus has been upon the excellence and quality of the Fund's investments. Marketing strategies have been nonexistent. The registration of shares in other states was deemed to be expensive and time consuming for our management.

     New Priority -- The low-profile, less complicated Fund operation has involved some missed fund shares sales opportunities from national publicity that is received from time to time as a result of our 21 consecutive year record of positive total annual returns in each of those periods. There are very few equity mutual funds in the United States that can meet or exceed that achievement for the December 31, 1977, to December 31, 1998, time frame. The need to capitalize upon achievements has risen to a higher priority now than in the past.

     Series Fund -- Our Fund has attracted a large sum as a percent of the total net assets and a considerable number of deferred income tax advantaged accounts over the years, mainly in the IRA genre, but the huge market for salary withholding and company match amounts directed towards 401(k) choices has been largely foregone, because the investment manager does not sponsor the usual four (or more) alternative choices for investment objectives that the typical employer desires to offer to his or her employees. Bridges Investment Counsel, Inc. is studying and will conduct market research for the possible formation of a series fund to fulfill some of the perceived opportunities for 401(k) plans and for other investors.

     Rates of Return -- An attractive investment record can be a compelling reason to bring new assets under management for our existing fund and possible new series portfolio choices. Accordingly, the achievement of outstanding and competitive short, intermediate, and long-term investment returns has become a fundamental cornerstone of our Fund's business policy and plan. For a number of years, the Fund has provided information to various publishers and rating services who seek standardized information for comparative purposes. In December, 1998, our daily net asset value was made available through NASDAQ. There are now at least three sources of quantitative information about our Fund:
Morningstar Principia Pro for Mutual Funds, the Value Line Mutual Fund Survey, and The Street.com, a service of Arthur Lipper. Some recent information from these three sources appears below:


Shareholder Letter                       5                  April 19, 1999


1. Morningstar's March 31, 1999, release rates Bridges Investment Fund, Inc. as a four star fund for growth and income -- five star is the highest rating. The investment record and ratings as reported by Morningstar are as follows:




Category         YTD   12 Mos   3 Yr An  5 Yr Ann  10 Yr Ann  15 Yr Ann

Tot. Return %    6.95  22.66    22.55     21.04    15.21      14.21
Number Rank in   N.A.  6 (806)  56 (507)  58 (348) 65 (132)   74 (75)
Funds



From the foregoing, you can see that steady improvement towards an industry leading position has been underway throughout the survey period.

2.The Value Line survey ranks funds by decile each year. Our Fund's position by decile since 1984 is shown below:

84  85   86  87   88  89   90  91   92  93   94  95   96  97   98
2   4    2   4    5   4    1   5    4   4    2   4    4   5    2

On January 5, 1999, Value Line published its latest article about Bridges Investment Fund, Inc. On that date, Value Line assigned an Overall Rank of 1 (Highest) and a Real Rank of 2 (Lower Risk).


3.On April 15, 1999, The Street.com at a net asset value price of $37.27  ranked
  Bridges Investment Fund, Inc. at 6.80% for 13 weeks, 9.00% for the year to date, and 23.10% for the one-year total return. This service ranked our company 22nd out of 599 mutual funds with an investment objective of growth and income.

This information is provided to portray the business policy that a solid investment record has been created to broaden and deepen the constituency of mutual fund shareholders both within this Fund and others that might be sponsored from our investment manager's future professional activities. Our long-term policy has been to be well invested. Within that context, information about returns and rankings has been very limited in reports to you. To some degree, the reluctance to report comprehensive rate of return information has been related to a belief that new investors to the Fund derive their returns from future investment events, not the past. However, with the explosion of investment return information that has become available in the 1990's, electronically and otherwise, it seems appropriate to provide more rate of return information now than in the past.

     Quarterly Dividend -- The $.075 quarterly dividend just paid was the smallest distribution of this type since the Third Quarter of 1976. The decline in the dividend of $.135 paid in the First Quarter of 1998, 12 months ago, is related to the conscious choice to focus stock selections on growth stocks -- many of these issues do not pay dividends. The management believes that the higher prospective return from price appreciation in common stocks is worth the sacrifice of current income.

     Board Expansion -- The addition of three non-interested person members to the Board of Directors in 1999 positions our Fund to be able to issue sales literature and to register shares in other states. Management will be working to accomplish these objectives as the year progresses.

     Year 2000-- The Board of Directors received a briefing from management on the status of preparations for the Year 2000 and the problems related to


Shareholder Letter                        6                  April 19, 1999



computer hardware and software that may not be compliant. The preparations include the development of a plan, the definition of our assessment of the status of mission critical systems, the remediation of problems that become identified, the testing of corrections made and of system intercommunications, and the development of written contingency plans in the event of unanticipated failures at our site and/or at the location of vendors to our organization. The Board was advised that Bridges Investment Counsel, Inc. and the Fund are ready and prepared. However, the management is still posing "what if" questions to research possible new areas of vulnerability.

     Our management is also reviewing statements by public company managements in their 1998 annual reports and elsewhere for concerns that are expressed by the officers of those companies that are owned in the Fund's portfolio. This review process is about one-third complete, as it requires time availability to read the disclosures and the receipt of the report within the office. To date, no significant problems for our portfolio companies have been ascertained.

     Thank you for being an investor in our Fund.

                              Sincerely,


                              Edson L. Bridges II
                              Chairman


                              Edson L. Bridges III
                              President

ELBII:ELBIII:kjs



                                   EXHIBIT 1


                         BRIDGES INVESTMENT FUND, INC.


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JANUARY 1, 1999, THROUGH MARCH 31, 1999

                                          BOUGHT OR       HELD AFTER
                                          RECEIVED        TRANSACTION
               SECURITIES                 $1,000 PAR      $1,000 PAR
          COMMON STOCKS UNLESS            VALUE (M)       VALUE (M)
           DESCRIBED OTHERWISE            OR SHARES       OR SHARES

(1)<F1>  AMERICA ONLINE, INC.              7,000            7,000
(2)<F2>  AMGEN, INC.                       3,000            6,000
      AT HOME CORPORATION                  2,000            2,000
(3)<F3>  BP AMOCO PLC SPONS. ADR           6,616            6,616
(4)<F4>  BRISTOL-MYERS SQUIBB CO.          4,000            8,000
(5)<F5>  CSG SYSTEMS INTERNATIONAL, INC.   8,000           11,000
      CAPITAL ONE FINANCIAL                1,000           11,000
      CANADIAN OCCIDENTAL PETROLEUM LTD.   5,000            5,000
        9.375% PFD. SERIES 1
      CARDINAL HEALTH, INC.                2,000            2,000
(6)<F6>  DELL COMPUTER                     1,500            3,000
      E*TRADE GROUP                        2,000            2,000
      GULFSTREAM AEROSPACE CORPORATION     1,000            6,000
      HNC SOFTWARE, INC.                   3,000           16,000
      I2 TECHNOLOGIES, INC.                5,000            5,000
      LEVEL 3 COMMUNICATIONS               5,000           12,000
(7)<F7>  MERCK & CO., INC.                 8,000           16,000
(8)<F8>  MICROSOFT CORPORATION            10,000           20,000
      MORGAN STANLEY, DEAN WITTER          1,000            3,000
        DISCOVER & CO.
      PROVIDIAN FINANCIAL                  2,000            2,000
      QUALCOMM, INC.                       5,000            5,000
      RCN CORPORATION                      1,000            1,000
(9)<F9>  SOLECTRON CORPORATION             6,000           12,000
      SUN MICROSYSTEMS, INC.               2,000            2,000
      TRANSACTION SYSTEMS ARCHITECTS       7,000           25,000
      VODAFONE GROUP PLC SPONS. ADR        2,000            3,000
      WEST TELESERVICES                    5,800           50,000
      VARIOUS ISSUES OF COMMERCIAL PAPER  16,080M             780M
         NOTES PURCHASED DURING
         1ST QUARTER, 1999


<F1>(1) - RECEIVED 2,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON FEBRUARY 23, 1999.
<F2>(2) - RECEIVED 3,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MARCH 1, 1999.
<F3>(3) - RECEIVED 6,616 SHARES IN A .6616-FOR-1 ACQUISITION OF AMOCO CORP. ON
          JANUARY 4, 1999.
<F4>(4) - RECEIVED 4,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON FEBRUARY 26, 1999.
<F5>(5) - RECEIVED 3,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MARCH 8, 1999.
<F6>(6) - RECEIVED 1,500 SHARES IN A 2-FOR-1 STOCK SPLIT ON MARCH 8, 1999.
<F7>(7) _ RECEIVED 8,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON FEBRUARY 17, 1999.
<F8>(8) _ RECEIVED 10,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON MARCH 29, 1999.
<F9>(9) _ RECEIVED 6,000 SHARES IN A 2-FOR-1 STOCK SPLIT ON FEBRUARY 25, 1999.








                                   EXHIBIT 1



                         BRIDGES INVESTMENT FUND, INC.

                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                     JANUARY 1, 1999 THROUGH MARCH 31, 1999
                                  (CONTINUED)

                                              SOLD OR       HELD AFTER
                                              EXCHANGED     TRANSACION
                 SECURITIES                   $1,000 PAR    $1,000 PAR
            COMMON STOCKS UNLESS              VALUE (M)     VALUE (M)
             DESCRIBED OTHERWISE              OR SHARES     OR SHARES

(3)<F3>  AMOCO CORPORATION                    10,000            --
      AT HOME CORPORATION                      1,000           1,000
      DAYTON HUDSON CORPORATION                2,000          15,000
      HEWLETT PACKARD COMPANY                  1,000           6,000
      J.D. EDWARDS & CO.                       1,000            --
      MBIA, INC.                               2,000           8,000
      NIKE, INC. CLASS B                       1,000           5,000
      QUINTILES TRANSNATIONAL                  4,000            --
      R & B FALCON CORPORATION                15,000            --
      SLM HOLDING CORPORATION                  3,500            --
      WELLS FARGO & CO.                        2,000          10,000
     VARIOUS ISSUES OF COMMERCIAL             17,745M           --
        PAPER NOTES MATURING DURING
       1ST QTR., 1999







                                   EXHIBIT 2

                         BRIDGES INVESTMENT FUND, INC.

                        HISTORICAL FINANCIAL INFORMATION

                NET     SHARES       NET ASSET     DIVIDEND/  CAPITAL
VALUATION     ASSETS    OUTSTANDING  VALUE/SHARE     SHARE    GAINS/SHARE
  DATE
 07-01-63    $  109,000       10,900    $10.00     $   -      $   -
 09-30-63       109,764       10,900     10.07         -          -
 12-31-63       159,187       15,510     10.13        .07         -
 03-31-64       202,354       19,105     10.59        .07         -
 06-30-64       253,932       23,438     10.83        .07         -
 09-30-64       310,307       28,286     10.97        .07         -
 12-31-64       369,149       33,643     10.97        .07         -
 03-31-65       434,523       38,531     11.28        .075       .028
 06-30-65       491,068       44,667     10.99        .07         -
 09-30-65       558,913       47,710     11.71        .07         -
 12-31-65       621,241       51,607     12.04        .07         -
 03-31-66       661,711       55,652     11.89        .085        -
 06-30-66       643,920       57,716     11.16        .07         -
 09-30-66       592,628       58,610     10.11        .07         -
 12-31-66       651,282       59,365     10.97        .07         -
 03-31-67       728,115       60,181     12.10        .085        -
 06-30-67       753,075       61,364     12.27        .07         -

 09-30-67       823,967       62,810     13.12        .07         -
 12-31-67       850,119       64,427     13.20        .07         -
 03-31-68       812,416       65,607     12.38        .105        -
 06-30-68     1,013,629       72,214     14.04        .07         -
 09-30-68     1,046,852       72,633     14.41        .07         -
 12-31-68     1,103,734       74,502     14.81        .07         -
 03-31-69     1,083,278       77,393     14.00        .15         -
 06-30-69     1,030,784       79,169     13.02        .07         -
 09-30-69     1,063,290       83,291     12.77        .07         -
 12-31-69     1,085,186       84,807     12.80        .07         -
 03-31-70     1,061,534       87,349     12.15        .16         -
 06-30-70       843,133       88,367      9.54        .07         -
 09-30-70       959,114       89,417     10.73        .07         -
 12-31-70     1,054,162       90,941     11.59        .07         -
 03-31-71     1,168,919       91,819     12.73        .16         -
 06-30-71     1,198,777       92,573     12.94        .07         -
 09-30-71     1,200,753       92,723     12.95        .07         -
 12-31-71     1,236,601       93,285     13.26        .07         -
 03-31-72     1,285,684       93,661     13.73        .14        .08
 06-30-72     1,228,951       93,834     13.10        .07         -
 09-30-72     1,208,454       92,258     13.10        .07         -
 12-31-72     1,272,570       93,673     13.59        .07         -
 03-31-73     1,152,089       96,695     11.91        .13        .07
 06-30-73     1,073,939       97,943     10.96        .07         -
 09-30-73     1,131,789       99,353     11.39        .07         -
 12-31-73     1,025,521      100,282     10.23        .07         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION



VALUATION       NET     SHARES       NET ASSET     DIVIDEND/  CAPITAL
  DATE        ASSETS    OUTSTANDING  VALUE/SHARE     SHARE    GAINS/SHARE
 03-31-74       988,697      101,763      9.72        .14         -
 06-30-74       863,820      101,578      8.50        .07         -
 09-30-74       667,051      101,292      6.59        .07         -
 12-31-74       757,545      106,909      7.09        .07         -
 03-31-75       909,125      106,162      8.56        .14         -
 06-30-75     1,028,687      106,517      9.66        .07         -
 09-30-75       954,187      107,651      8.86        .07         -
 12-31-75     1,056,439      111,619      9.46        .07         -
 03-31-76     1,230,953      115,167     10.69        .16         -
 06-30-76     1,265,767      117,506     10.77        .07         -
 09-30-76     1,313,363      121,229     10.83        .07         -
 12-31-76     1,402,661      124,264     11.29        .08         -
 03-31-77     1,335,592      126,714     10.54        .188       .062
 06-30-77     1,456,451      134,575     10.82        .08         -
 09-30-77     1,450,573      139,402     10.41        .08         -
 12-31-77     1,505,147      145,252     10.36        .08         -
 03-31-78     1,418,417      146,380      9.69        .211       .049
 06-30-78     1,523,758      145,470     10.47        .09         -
 09-30-78     1,672,364      150,729     11.10        .09         -
 12-31-78     1,574,097      153,728     10.24        .09         -
 03-31-79     1,724,695      162,627     10.61        .204       .051
 06-30-79     1,773,427      163,640     10.84        .09         -
 09-30-79     1,913,242      167,426     11.43        .09         -
 12-31-79     1,872,059      165,806     11.29        .09         -
 03-31-80     1,769,935      170,882     10.36        .25        .0525
 06-30-80     1,974,288      169,675     11.64        .10         -
 09-30-80     2,204,689      173,549     12.70        .10         -
 12-31-80     2,416,997      177,025     13.65        .10         -

 03-31-81     2,424,976      184,148     13.17        .29        .0868
 06-30-81     2,356,007      186,307     12.65        .11         -
 09-30-81     2,128,956      183,447     11.61        .11         -
 12-31-81     2,315,441      185,009     12.52        .12         -
 03-31-82     2,165,531      194,140     11.15        .39        .19123
 06-30-82     2,074,816      190,067     10.92        .13         -
 09-30-82     2,262,073      189,837     11.92        .13         -
 12-31-82     2,593,411      195,469     13.27        .13         -
 03-31-83     2,815,081      209,390     13.44        .40        .2500
 06-30-83     3,030,744      212,068     14.29        .15         -
 09-30-83     3,210,564      223,059     14.39        .15         -
 12-31-83     3,345,988      229,238     14.60        .15         -
 03-31-84     3,279,542      247,700     13.24        .32        .5000
 06-30-84     3,322,155      262,695     12.65        .16         -
 09-30-84     3,554,876      263,783     13.48        .16         -
 12-31-84     3,727,899      278,241     13.40        .16         -
 03-31-85     4,058,327      300,068     13.52        .22        .6800
 06-30-85     4,351,707      305,496     14.24        .16         -
 09-30-85     4,260,686      310,379     13.73        .16         -
 12-31-85     4,962,325      318,589     15.58        .16         -
 03-31-86     5,663,449      347,479     16.30        .208       .86227
 06-30-86     6,174,120      365,531     16.89        .16         -



EXHIBIT 2 - HISTORICAL FINANCIAL INFORMATION
                NET     SHARES       NET ASSET     DIVIDEND/  CAPITAL
VALUATION     ASSETS    OUTSTANDING  VALUE/SHARE     SHARE    GAINS/SHARE
  DATE
 09-30-86     6,392,215      399,871     15.99        ,16         -

 12-31-86     6,701,786      407,265     16.46        .16         -
 03-31-87     8,766,205      491,228     17.85        .196       .79447
 06-30-87     9,214,305      509,569     18.08        .16         -
 09-30-87     9,921,139      530,566     18.70        .16         -
 12-31-87     7,876,275      525,238     15.00        .14        .24513
 03-31-88     8,649,901      565,608     15.29        .16         -
 06-30-88     9,027,829      574,563     15.71        .15         -
 09-30-88     8,986,977      575,956     15.60        .16         -
 12-31-88     8,592,807      610,504     14.07        .38       1.10967
 03-31-89     9,103,009      618,331     14.72         -          -
 06-30-89     9,531,124      614,861     15.50        .16         -
 09-30-89    10,815,006      652,207     16.58        .16         -
 12-31-89    10,895,182      682,321     15.97        .35       0.53769
 03-31-90    11,000,740      695,558     15.82         -          -
 06-30-90    11,521,748      696,414     16.54        .16       0.02646
 09-30-90    10,534,037      706,268     14.92        .16         -
 12-31-90    11,283,448      744,734     15.15        .35       0.40297
 03-31-91    12,685,391      759,477     16.70         -          -
 06-30-91    12,485,281      766,387     16.29        .16         -
 09-30-91    13,225,379      780,213     16.95        .16         -
 12-31-91    14,374,679      831,027     17.30        .34       0.29292
 03-31-92    14,428,305      851,349     16.95         -          -
 06-30-92    14,691,191      863,019     17.02        .15         -
 09-30-92    15,940,013      910,936     17.50        .16         -
 12-31-92    17,006,789      971,502     17.51        .325      0.15944
 03-31-93    18,071,613    1,008,275     17.92         -          -
 06-30-93    17,621,101      992,755     17.75        .15         -
 09-30-93    17,949,559      999,163     17.96        .15         -
 12-31-93    17,990,556    1,010,692     17.80        .3125     0.17075
 03-31-94    17,777,177    1,021,219     17.41         -          -
 06-30-94    17,953,364    1,033,984     17.36        .14         -
 09-30-94    18,472,176    1,036,473     17.82        .15         -

 12-31-94    18,096,297    1,058,427     17.10        .30       0.17874
 03-31-95    19,835,494    1,072,309     18.50         -          -
 06-30-95    21,416,325    1,076,463     19.90        .14         -
 09-30-95    22,527,409    1,082,829     20.80        .14         -
 12-31-95    24,052,746    1,116,620     21.54        .295      0.19289
 03-31-96    26,025,304    1,148,429     22.66         -          -
 06-30-96    27,108,210    1,157,425     23.42        .1325       -
 09-30-96    27,451,784    1,165,788     23.55        .1325       -
 12-31-96    29,249,488    1,190,831     24.56        .285      0.25730
 03-31-97    30,255,441    1,210,627     24.99         -          -
 06-30-97    34,567,391    1,229,643     28.11        .1325       -
 09-30-97    36,500,979    1,242,731     29.37        .135        -
 12-31-97    36,647,535    1,262,818     29.02        .24       0.30571
 03-31-98    41,413,655    1,283,322     32.27         -          -
 06-30-98    43,600,764    1,298,420     33.58        .135        -
 09-30-98    40,423,166    1,308,173     30.90        .09         -
 12-31-98    48,433,113    1,413,731     34.26        .215      2.11648
 03-31-99    52,835,162    1,442,077     36.64         -          -



                                   Exhibit 3

                         BRIDGES INVESTMENT FUND, INC.

                REPORTS TO STOCKHOLDERS OF MANAGEMENT COMPANIES

                               In Accordance With
      Rule 30d-1(b) of the General Rules and Regulations Promulgated Under
                 The Investment Company Act of 1940 as Amended

     "If any matter was submitted during the period covered by the shareholder report to a vote of the shareholders, through the solicitation of proxies or otherwise, furnish the following information:"

(1)   Annual Meeting held on February 16, 1999, at 11:00 a.m.

(2) Election of Directors for one year terms (All Directors Stand for Annual Election):


                                    - - - - - -Votes Cast - - - - - -
                                                           Withhold
                                               For All     Authority
Names of Directors                            Nominees    To Vote For
Elected at Meeting                   For       Except    All Nominees
Frederick N. Backer                1,107,066    None          782
Edson L. Bridges II                1,107,066    None          782
Edson L. Bridges III               1,107,066    None          782
N. P. Dodge, Jr.                   1,102,733    4,333         782
John W. Estabrook                  1,107,066    None          782
Jon D. Hoffmaster                  1,107,066    None          782
John J. Koraleski                  1,107,066    None          782
Roger D. Kupka                     1,107,066    None          782
Gary L. Petersen                   1,107,066    None          782
John T. Reed                       1,107,066    None          782
Roy A. Smith                       1,102,733    4,333         782
Janice D. Stoney                   1,102,579    4,487         782
L.B. Thomas                        1,107,066    None          782
John K. Wilson                     1,107,066    None          782

(3)  A brief description for each matter voted upon at the meeting:
                                          For       Against      Abstain
          Matters Voted Upon
(a) A proposal to set the number of     1,098,550    4,580        4,718
    directors at fourteen

(b) For a proposed investment           1,107,132    None           716
    advisory contract which continues
    the employment of Bridges
    Investment Counsel, Inc. as
    investment adviser to the Fund
    for the period from April 17,
    1999 through April 17, 2000

(c) For the ratification of the         1,105,135    None         2,713
    selection of KPMG Peat Marwick
    LLP as independent auditors
    of the Fund for the Fiscal
    Year ending December 31, 1999



                                      F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 MARCH 31, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      COST        Value
                Title of Security
      COMMON STOCKS - (87.7%)

Advertising - 1.4%
  Interpublic Group of Companies, Inc. (The)       2,000      $   106,953  $   155,750
  Outdoor Systems, Inc.*                          19,050          323,364      571,500
                                                              $   430,317  $   727,250

AEROSPACE/DEFENSE _ 0.5%
  Gulfstream Aerospace Corp.*                      6,000      $   274,752  $   260,250

Aircraft _ Manufacturing  - 0.8%
  The Boeing Company                              12,000      $   278,135  $   408,000

Amusements _ Recreation _ Sporting Goods _ 0.5%
  Nike, Inc.                                       5,000      $   171,270  $   288,440

Banking and Finance  - 4.3%
  Chase Manhattan Corporation (The)                2,000      $    86,650  $   162,750
  First National of Nebraska, Inc.                   230          346,835      690,000
  MBNA Corporation                                15,000          234,825      358,125
  State Street Corporation                         8,000           66,525      658,000
  U.S. Bancorp (New)                               2,000           70,160       68,126
  Wells Fargo & Co. (New)                         10,000          138,173      350,630
                                                              $   943,168  $ 2,287,631

Beverages - Soft Drinks  - 1.9%
  Coca-Cola Company (The)                          1,000      $    62,049  $    61,375
  PepsiCo, Inc.                                   24,000          307,470      940,512
                                                              $   369,519  $ 1,001,887

Chemicals  - 2.6%
  The Dow Chemical Company                         5,000      $   288,887  $   465,940
  Du Pont (E.I.) De Nemours & Company              8,000          273,935      464,504
  Monsanto Company                                10,000          116,189      459,380
                                                              $   679,011  $ 1,389,824

Communications _ Radio and Television _ 1.3%
  Clear Channel Communications, Inc.*                         $   366,954  $   670,630
                                                  10,000


    *Nonincome-producing security

                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                  (Continued)

                                 MARCH 31, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      COST        Value
                Title of Security
       COMMON STOCKS   (Continued)

Computers _ Hardware and Software  - 14.2%
  America Online, Inc.*                            7,000      $   615,768  $ 1,027,250
  Cisco Systems, Inc.*                             9,000          290,726      986,067
  Compaq Computer Corporation                     10,000          359,228      316,880
  Dell Computer Corporation *                      3,000          109,594      122,625
  EMC Corporation*                                 8,000          358,855    1,022,000
  HNC Software, Inc.*                             16,000          495,325      524,000
  Hewlett-Packard Co.                              6,000           83,784      406,878
  I2 Technologies, Inc.                            5,000          154,166      132,970
  Microsoft Corporation*                          20,000           93,361    1,792,500
  Sun Microsystems, Inc.*                          2,000          211,188      250,126
  Transaction Systems Architects, Inc.*           25,000          900,966      900,000
                                                              $ 3,672,961  $ 7,481,296

Data Processing and Management _ 0.8%
  CSG SYSTEMS*                                    11,000      $   334,847  $   433,818

Diversified Operations _ 0.9%
  BERKSHIRE HATHAWAY INC., CLASS B *                 210      $   150,375  $   493,710

Drugs - Medicines _ Cosmetics  - 8.7%
  Abbott Laboratories                             15,000      $   169,395  $   702,195
  Amgen, Inc.*                                     6,000          248,687      449,250
  Bristol-Myers Squibb Co.                         8,000          141,675      513,000
  Elan Corporation PLC ADR*                       10,000          419,005      697,500
  Johnson & Johnson                               10,000          109,396      935,000
  Merck & Co., Inc.                               16,000          274,266    1,282,000
                                                              $ 1,362,424  $ 4,578,945

Electrical Equipment and Supplies  - 1.7%
  General Electric Co.                             8,000      $   147,473  $   885,000

ELECTRONIC COMPONENTS _ CONDUCTORS _ 0.2%
  Altera Corporation*                              2,000      $    96,625  $   119,000

Electronics  - 3.3%
  Intel Corporation                               10,000      $   334,735  $ 1,188,750
  Solectron Corporation *                         12,000          230,974      582,756
                                                              $   565,709  $ 1,771,506
FINANCE _ CREDIT CARDS _ 0.9%
  American Express Company                         2,000      $   165,255  $   235,500
  Providian Financial Corporation                  2,000          213,521      220,000
                                                              $   378,776  $   455,500
FINANCE _ DIVERSIFIED _ 0.6%
  Morgan Stanley, Dean Witter, Discover & Co.      3,000      $   202,960  $   299,814

FINANCE _ INVESTMENT BANKS _ 0.5%
  Merrill Lynch & Co, Inc.                         3,000      $   168,585  $   265,500

    *Nonincome-producing security

                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      COST        Value
                Title of Security
       COMMON STOCKS   (Continued)

Finance - Real Estate  - 3.3%
  Freddie Mac                                     30,000      $   470,320  $ 1,719,390

Finance _ Services  - 3.6%
  Capital One Financial Corporation               11,000      $   592,546  $ 1,661,000
  E*Trade Group, Inc.*                             2,000           98,188      116,625
  FINOVA                                           2,000           80,535      103,750
  Paychex, Inc.                                    1,000           43,438       47,437
                                                              $   814,707  $ 1,928,812

Food _ Miscellaneous Products  - 1.3%
  Philip Morris Companies, Inc.                   20,000      $   338,693  $   703,760

Insurance _ Mortgage _ 0.3%
  MGIC Investment Corporation                      4,000      $   177,450  $   140,252

Insurance _ Multiline  - 0.6%
  American International Group, Inc.               2,500      $   118,455  $   301,562

Insurance _ Municipal Bond _ 0.9%
  MBIA, Inc.                                       8,000      $   360,053  $   464,000

Internet _ Content _ 0.3%
  At Home Corporation *                            1,000      $   121,375  $   157,500

Linen Supply and Related Products - 0.5%
  Cintas Corporation                               4,000      $   166,578  $   261,500

Medical Sterilization Products _ 0.3%
  Steris Corporation *                             6,000      $   169,500  $   159,750

Medical _ Wholesale Drug Dist. _ 0.2%
  Cardinal Health, Inc.                            2,000      $   148,330  $   132,000

Metal Products _ Miscellaneous  - 0.4%
  Nucor Corporation                                4,500      $    68,056  $   198,284

Motion Pictures and Theatres  - 1.3%
   The Walt Disney Company                        22,000      $   236,300  $   684,750

Petroleum Producing  - 5.2%
  Atlantic Richfield Company                       4,000      $   211,835  $   292,500
  BP Amoco PLC _ Spons. ADR                        6,616          246,135      668,216
  Chevron Corporation                             10,000          340,535      887,500
  Exxon Corporation                                8,000          198,750      564,504
  Mobil Corporation                                4,000          127,075      352,000
                                                              $ 1,124,330  $ 2,764,720

    *Nonincome-producing security



                                      F-4

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      COST        Value
                Title of Security
       COMMON STOCKS   (Continued)

Publishing _ Newspapers  - 0.9%
  Gannett Co., Inc.                                8,000      $   179,310  $   504,000

Publishing _ Electronic  - 0.9%
  Reuters Group PLC, ADR Sponsored                 5,199      $   166,303  $   451,663

RADIO _ 0.2%
  Chancellor Media Corporation *                   2,000      $    62,688  $    94,250

Retail Stores _ Apparel and Clothing  - 3.8%
  Gap, Inc.                                       30,000      $   258,323  $ 2,019,390

Retail Stores _ Building Materials and Home
                   Improvement _ 2.1%
  The Home Depot, Inc.                            18,000      $   455,080  $ 1,120,500

Retail Stores _ Department  - 1.9%
  Dayton Hudson Corporation                       15,000      $   146,129  $   999,375

Retail Stores _ Variety  - 0.5%
  Albertson's Inc.                                 5,000      $    98,910  $   272,190

SCHOOLS _ 0.4%
  SYLVAN LEARNING SYSTEM *                         7,500      $   200,089  $   205,313

SOFTWARE _ NETWORK _ 0.3%
  NETWORK ASSOCIATES, INC. *                       4,500      $   188,077  $   138,096

Telecommunications  - 8.4%
  AirTouch Communications, Inc.*                   8,000      $   345,725  $   773,000
  Level 3 Communications *                        12,000          483,300      873,756
  MCI WorldCom, Inc. *                            13,000          466,187    1,151,319
  RCN Corporation *                                1,000           22,978       33,563
  Sprint Corporation                               5,000           83,964      490,625
  Sprint PCS Corporation *                         2,500           10,082      110,783
  Vodafone Group PLC                               3,000          503,138      563,250
  West Teleservices Corporation*                  50,000          690,644      425,000
                                                              $ 2,606,018  $ 4,421,296

TELECOMMUNICATIONS _ EQUIPMENT _ 2.9%
  NOKIA CORPORATION                                6,000      $   492,858  $   934,500
  QUALCOMM INCORPORATED *                          5,000          401,493      621,875
                                                              $   894,351  $ 1,556,375

TELEVISION _ CABLE _ 0.4%
  COMCAST CORPORATION                              3,000      $   141,375  $   188,814

    *Nonincome-producing security



                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1999
                                  (Unaudited)
                                                    Number                    Market
                                                   of Shares      COST        Value
                Title of Security
       COMMON STOCKS   (Continued)

TRANSPORTATION _ AIRFREIGHT _ 1.3%
  EAGLE USA AIRFREIGHT, INC. *                    22,000      $   416,042  $   715,000

Transportation _ Railroads  - 0.4%
  Union Pacific Corporation                        4,000      $   148,580  $   213,752

       TOTAL COMMON STOCKS (Cost - $20,869,283)               $20,869,283  $46,334,295

       PREFERRED STOCKS  (2.6%)

Banking and Finance _ 1.2%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   125,000  $   130,000
  CFB Capital II 8.20% Cumulative Preferred        5,000          125,000      126,250
  Harris Preferred Capital Corp.,                 10,000          250,000      252,500
     7.375%, Series A
  Silicon Valley Bancshares Capital                5,000          125,000      115,000
     8.25% Preferred Series I
                                                              $   625,000  $   623,750
Petroleum Producing _ 0.2%
  Canadian Occidental Petroleum Ltd.               5,000      $   125,000  $   127,500
    9.375% Preferred _ Series 1

Telecommunications - 0.7%
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   137,925  $   403,500
    Convertible Preferred

UTILITIES _ ELECTRIC _ 0.5%
  Tennessee Valley Authority 6.75%                10,000      $   250,000  $   250,000
    Variable Preferred Series D

     Total Preferred Stocks (Cost - $1,137,925)               $ 1,137,925  $ 1,404,750

       Total Stocks (Cost - $22,007,208)                      $22,007,208  $47,739,045


      DEBT SECURITIES (9.4%)

Energy _ Alternate Sources - 0.4%
  CalEnergy Co., Inc., 7.63% Notes
    due October 15, 2007                          $200,000    $   200,000  $   211,580

Food _ Miscellaneous Products - 0.2%
  Super Valu Stores, Inc., 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   100,689  $   100,649



    *Nonincome-producing security

                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                                 MARCH 31, 1999
                                  (Unaudited)
                                                   Principal                  Market
                                                    Amount        COST        Value
                Title of Security
       DEBT SECURITIES   (Continued)

Household Appliances and Utensils - 0.2%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   102,200  $   110,810

Office Equipment and Supplies - 0.2%
  Xerox Corporation, 9.750% Notes
    due March 15, 2000                            $100,000    $   100,025  $   103,630

Retail Stores _ Department - 0.5%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   151,348  $   160,470

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000    $   106,399      121,742
                                                              $   257,747  $   282,212

TELECOMMUNICATIONS _ 0.5%
  Level 3 Communications, Inc., 9.125% Senior     $250,000    $   241,937  $   251,250
    Notes due May 1, 2008


U.S. Government _ 5.9%
  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                              $200,000    $   215,900  $   201,031

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        211,900      209,938

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        199,052      211,875

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        214,097      213,375

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        219,525      238,063

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        303,245      326,907

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        305,871      332,812

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        256,223      245,313

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        307,910      317,760

                                      F-7



                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                                 MARCH 31, 1999
                                  (Unaudited)
                                                   Principal                  Market
                                                    Amount        COST        Value
                Title of Security
       DEBT SECURITIES   (Continued)

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        237,472      226,125

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000    $   234,910  $   232,031

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        308,539      352,407
                                                              $ 3,014,644  $ 3,107,637

Commercial Paper _ Short Term _ 1.5%

  Ford Motor Credit Corporation
    Commercial Paper Note 4.89%
    due April 6, 1999                              380,000    $   380,000      380,000

  Prudential Funding Corporation
    Commercial Paper Note 4.88%
    due April 2, 1999                              400,000        400,000      400,000
                                                              $   780,000  $   780,000

     TOTAL DEBT SECURITIES (Cost - $4,797,242)                $ 4,797,242  $ 4,947,768


TOTAL INVESTMENTS IN SECURITIES
  (Cost - $26,804,450)                               (99.7%)  $26,804,450  $52,686,813
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.3%)                   148,349
NET ASSETS, March 31, 1999                          (100.0%)               $52,835,162



                   The accompanying notes to financial statements
                     are an integral part of this schedule.



                                      F-8



                         BRIDGES INVESTMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 31, 1999
                                  (UNAUDITED)


ASSETS                                              AMOUNT
  INVESTMENTS, AT MARKET VALUE
     COMMON AND PREFERRED STOCKS (COST $22,007,208) $47,739,045
     DEBT SECURITIES (COST $4,797,242)                4,947,768
          TOTAL INVESTMENTS                         $52,686,813

  CASH                                                  101,957
  RECEIVABLES
     DIVIDENDS AND INTEREST                             139,387
     SUBSCRIPTIONS TO CAPITAL STOCK                      16,515

TOTAL ASSETS                                        $52,944,672

LIABILITIES
   REDEMPTION OF CAPITAL STOCK                      $    14,000
  INVESTMENT ADVISOR, MANAGEMENT AND

    SERVICE FEES PAYABLE                                 63,841
  ACCRUED OPERATING EXPENSES                             31,669
TOTAL LIABILITIES                                   $   109,510

NET ASSETS
  CAPITAL STOCK, $1 PAR VALUE - AUTHORIZED
     3,000,000 SHARES,
     1,442,077 SHARES OUTSTANDING                   $ 1,442,077

  PAID-IN SURPLUS -                                  25,205,498
          NET CAPITAL PAID IN ON SHARES             $26,647,575


   ACCUMULATED NET REALIZED GAIN ON INVESTMENT
      TRANSACTIONS                                      187,172
  NET UNREALIZED APPRECIATION ON INVESTMENTS         25,882,363
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME       118,052
TOTAL NET ASSETS                                    $52,835,162

NET ASSET VALUE PER SHARE                              $36.64

OFFERING PRICE PER SHARE                               $36.64

REDEMPTION PRICE PER SHARE                             $36.64




                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    ARE AN INTEGRAL PART OF THIS STATEMENT.




                                      F-9



                         BRIDGES INVESTMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                   FOR THE THREE MONTHS ENDED MARCH 31, 1999
                                  (UNAUDITED)


                                                        AMOUNT     AMOUNT
INVESTMENT INCOME
   INTEREST                                             $ 95,609
   DIVIDENDS                                             115,745

        Total Investment Income                                    $   211,354

EXPENSES
   Management fees                                    $   63,841
   CUSTODIAN FEES                                          8,609
   INSURANCE AND OTHER ADMINISTRATIVE FEES                 6,691
   BOOKKEEPING SERVICES                                    5,976
   PRINTING AND SUPPLIES                                   5,655
   PROFESSIONAL SERVICES                                   2,625
   DIVIDEND DISBURSING AND TRANSFER
      AGENT FEES                                           4,137

   COMPUTER PROGRAMMING                                    1,250
   TAXES AND LICENSES                                        266


        TOTAL EXPENSES                                             $    99,050

           NET INVESTMENT INCOME                                   $   112,304


NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   NET REALIZED GAIN ON TRANSACTIONS IN
        INVESTMENT SECURITIES                        $  187,172

   NET INCREASE IN UNREALIZED
        APPRECIATION OF INVESTMENTS                   3,112,351

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $ 3,299,523


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 3,411,827





                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    ARE AN INTEGRAL PART OF THIS STATEMENT.




                                      F-10



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS

               FOR THE THREE MONTHS ENDED MARCH 31, 1999 AND 1998
                                  (UNAUDITED)

                                                 1999           1998
INCREASE IN NET ASSETS
  OPERATIONS -
     NET INVESTMENT INCOME                   $    112,304    $  179,338
     NET REALIZED GAIN ON TRANSACTIONS IN
       INVESTMENT SECURITIES                      187,172       568,549
     NET INCREASE IN UNREALIZED
       APPRECIATION OF INVESTMENTS              3,112,351     3,405,722
           NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS         $  3,411,827    $4,153,609

  NET EQUALIZATION CREDITS                            730           531

  DISTRIBUTIONS TO SHAREHOLDERS FROM -
     NET INVESTMENT INCOME                           -             -
     NET REALIZED GAIN FROM INVESTMENT

       TRANSACTIONS                                  -             -
  RETURN OF CAPITAL                                  -             -
  NET CAPITAL SHARE TRANSACTIONS                  989,492       611,980

           TOTAL INCREASE IN NET ASSETS      $  4,402,049    $4,766,120


NET ASSETS:
  BEGINNING OF YEAR                          $ 48,433,113   $36,647,535


  END OF THREE MONTHS                        $ 52,835,162   $41,413,655





                   THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   ARE AN INTEGRAL PART OF THESE STATEMENTS.



                         BRIDGES INVESTMENT FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 MARCH 31, 1999
                                  (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          BRIDGES INVESTMENT FUND, INC. (FUND) IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. IN PURSUIT OF THAT OBJECTIVE, THE FUND INVESTS PRIMARILY IN COMMON STOCKS. THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY THE FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS. THE POLICIES ARE IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

     A.  INVESTMENTS -

               SECURITY TRANSACTIONS ARE RECORDED ON THE TRADE DATE AT PURCHASE COST OR SALES PROCEEDS. DIVIDEND INCOME IS RECOGNIZED ON THE EX-DIVIDEND DATE, AND INTEREST INCOME IS RECOGNIZED ON AN ACCRUAL BASIS.

               SECURITIES OWNED ARE REFLECTED IN THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS AT QUOTED MARKET VALUE. QUOTED MARKET VALUE REPRESENTS THE LAST RECORDED SALES PRICE ON THE LAST BUSINESS DAY OF THE CALENDAR YEAR FOR SECURITIES TRADED ON A NATIONAL SECURITIES EXCHANGE. IF NO SALES WERE REPORTED ON THAT DAY, QUOTED MARKET VALUE REPRESENTS THE CLOSING BID PRICE. THE COST OF INVESTMENTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES AND THE SCHEDULE OF PORTFOLIO INVESTMENTS IS THE SAME AS THE BASIS USED FOR FEDERAL INCOME TAX PURPOSES. THE DIFFERENCE BETWEEN COST AND QUOTED MARKET VALUE OF SECURITIES IS REFLECTED SEPARATELY AS UNREALIZED APPRECIATION (DEPRECIATION) AS APPLICABLE.



                                                  1999      1998    NET CHANGE

          NET UNREALIZED APPRECIATION
            (DEPRECIATION):

          AGGREGATE GROSS UNREALIZED
            APPRECIATION
            ON SECURITIES               $26,395,715   $19,425,849

          AGGREGATE GROSS UNREALIZED
            DEPRECIATION
            ON SECURITIES                  (513,352)     (223,563)

                         NET             $25,882,363  $19,202,286 $6,680,077






          THE NET REALIZED GAIN (LOSS) FROM THE SALES OF SECURITIES IS DETERMINED FOR INCOME TAX AND ACCOUNTING PURPOSES ON THE BASIS OF THE COST OF SPECIFIC SECURITIES. THE GAIN COMPUTED ON THE BASIS OF AVERAGE COST WOULD HAVE BEEN SUBSTANTIALLY THE SAME AS THAT REFLECTED IN THE ACCOMPANYING STATEMENT OF OPERATIONS.

     B. FEDERAL TAXES -

               THE FUND INTENDS TO COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND NOT BE SUBJECT TO FEDERAL INCOME TAX. THEREFORE, NO INCOME TAX PROVISION IS REQUIRED. THE FUND ALSO INTENDS TO DISTRIBUTE ITS TAXABLE NET INVESTMENT INCOME AND REALIZED GAINS, IF ANY, TO AVOID THE PAYMENT OF ANY FEDERAL EXCISE TAXES.

               THE CHARACTER OF DISTRIBUTIONS MADE DURING THE YEAR FROM NET INVESTMENT INCOME OR NET REALIZED GAINS MAY DIFFER FROM ITS ULTIMATE CHARACTERIZATION FOR FEDERAL INCOME TAX PURPOSES. IN ADDITION, DUE TO THE TIMING OF DIVIDEND DISTRIBUTIONS, THE FISCAL YEAR IN WHICH AMOUNTS ARE DISTRIBUTED MAY DIFFER FROM THE YEAR THAT THE INCOME OR REALIZED GAINS OR LOSSES WERE RECORDED BY THE FUND.

     C. DISTRIBUTION TO SHAREHOLDERS -

               THE FUND ACCRUES INCOME DIVIDENDS TO SHAREHOLDERS ON A QUARTERLY BASIS AS OF THE EX-DIVIDEND DATE. DISTRIBUTIONS OF NET REALIZED GAINS ARE MADE ON AN ANNUAL BASIS TO SHAREHOLDERS AS OF THE EX-DIVIDEND DATE.


     D. EQUALIZATION -

               THE FUND USES THE ACCOUNTING PRACTICE OF EQUALIZATION BY WHICH A PORTION OF THE PROCEEDS FROM SALES AND COSTS OF REDEMPTION OF CAPITAL SHARES, EQUIVALENT ON A PER SHARE BASIS TO THE AMOUNT OF UNDISTRIBUTED NET INVESTMENT INCOME ON THE DATE OF THE TRANSACTIONS, IS CREDITED OR CHARGED TO UNDISTRIBUTED INCOME. AS A RESULT, UNDISTRIBUTED NET INVESTMENT INCOME PER SHARE IS UNAFFECTED BY SALES OR REDEMPTION OF CAPITAL SHARES.

     E. USE OF ESTIMATES

               THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF REVENUES AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.



(2)  INVESTMENT ADVISORY CONTRACT

               UNDER AN INVESTMENT ADVISORY CONTRACT, BRIDGES INVESTMENT COUNSEL, INC. (INVESTMENT ADVISER) FURNISHES INVESTMENT ADVISORY SERVICES AND PERFORMS CERTAIN ADMINISTRATIVE FUNCTIONS FOR THE FUND. IN RETURN, THE FUND HAS AGREED TO PAY THE INVESTMENT ADVISER A FEE COMPUTED ON A QUARTERLY BASIS AT THE RATE OF 1/8 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND DURING THE QUARTER, EQUIVALENT TO 1/2 OF 1% PER ANNUM. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE INVESTMENT ADVISER. THESE OFFICERS DO NOT RECEIVE ANY COMPENSATION FROM THE FUND OTHER THAN THAT WHICH IS RECEIVED INDIRECTLY THROUGH THE INVESTMENT ADVISER.

               THE CONTRACT BETWEEN THE FUND AND THE INVESTMENT ADVISER PROVIDES THAT TOTAL EXPENSES OF THE FUND IN ANY YEAR, EXCLUSIVE OF STAMP AND OTHER TAXES, BUT INCLUDING FEES PAID TO THE INVESTMENT ADVISER, SHALL NOT EXCEED, IN TOTAL, A MAXIMUM OF 1 AND 1/2% OF THE AVERAGE MONTH END NET ASSET VALUE OF THE FUND FOR THE YEAR. AMOUNTS, IF ANY, EXPENDED IN EXCESS OF THIS LIMITATION ARE REIMBURSED BY THE INVESTMENT ADVISER AS SPECIFICALLY IDENTIFIED IN THE INVESTMENT ADVISORY CONTRACT.
          THERE WERE NO AMOUNTS REIMBURSED IN THE THREE MONTHS ENDED MARCH 31, 1999.




(3)  DIVIDEND DISBURSING AND TRANSFER AGENT

          EFFECTIVE OCTOBER 1, 1987, DIVIDEND DISBURSING AND TRANSFER AGENT SERVICES ARE PROVIDED BY BRIDGES INVESTOR SERVICES, INC. (TRANSFER AGENT). THE FEES PAID TO THE TRANSFER AGENT ARE INTENDED TO APPROXIMATE THE COST TO THE TRANSFER AGENT FOR PROVIDING SUCH SERVICES. CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE ALSO OFFICERS AND DIRECTORS OF THE TRANSFER AGENT.





(4)       SECURITY TRANSACTIONS

               THE COST OF LONG-TERM INVESTMENT PURCHASES DURING THE THREE MONTHS ENDED MARCH 31, WAS:


                                                         1999           1998
      UNITED STATES GOVERNMENT OBLIGATIONS            $    --        $    --
      OTHER SECURITIES                                 3,723,354      2,144,818
                    TOTAL COST                        $3,723,354     $2,144,818


      NET PROCEEDS FROM SALES OF LONG-TERM INVESTMENTS DURING THE THREE MONTHS ENDED MARCH 31, WERE:




                                                         1999           1998
      UNITED STATES GOVERNMENT OBLIGATIONS            $    --        $    --
      OTHER SECURITIES                                   977,905      1,341,699

                     TOTAL NET PROCEEDS               $  977,905     $1,341,699

                     TOTAL COST BASIS OF
                       SECURITIES SOLD                $  790,733     $  773,150



(5)  NET ASSET VALUE

           THE NET ASSET VALUE PER SHARE REPRESENTS THE EFFECTIVE PRICE FOR ALL SUBSCRIPTIONS AND REDEMPTIONS.

(6)  CAPITAL STOCK

      SHARES OF CAPITAL STOCK ISSUED AND REDEEMED ARE AS FOLLOWS:




                                                         1999           1998
            SHARES SOLD                                   35,551       25,050
            SHARES ISSUED TO SHAREHOLDERS IN
              REINVESTMENT OF NET INVESTMENT
              INCOME AND REALIZED GAIN FROM
              SECURITY TRANSACTIONS                        3,512          4,237
                                                          39,063         29,287
            SHARES REDEEMED                               10,718          8,783
              NET INCREASE                                28,345         20,504



      VALUE OF CAPITAL STOCK ISSUED AND REDEEMED IS AS FOLLOWS:




                                                         1999            1998
             SHARES SOLD                              $1,247,512     $  754,163
             SHARES ISSUED TO SHAREHOLDERS IN
               REINVESTMENT OF NET INVESTMENT
               INCOME AND REALIZED GAIN FROM
               SECURITY TRANSACTIONS                     122,203        123,123
                                                      $1,369,715     $  877,286
             SHARES REDEEMED                             380,223        265,306
               NET INCREASE                           $  989,492     $  611,980




(7)  DISTRIBUTION TO SHAREHOLDERS

             ON APRIL 13, 1999 A CASH DISTRIBUTION WAS DECLARED FROM NET INVESTMENT INCOME ACCRUED THROUGH MARCH 31, 1999. THIS DISTRIBUTION WAS CALCULATED AT $.075 PER SHARE AGGREGATING $108,250.02. THE DIVIDEND WILL BE PAID ON APRIL 19, 1999, TO SHAREHOLDERS OF RECORD ON APRIL 13, 1999.